Notes payable - Asset-Based Revolving Credit Facility (Details - Asset-Based Revolving Credit Facility - Revolving credit facility - Line of credit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Aug. 25, 2023
Notes payable
Maximum borrowing		$ 6.5
Interest rate		6.00%
Interest expense	$ 0.1